CONSOLIDATED STATEMENT OF CASHFLOWS (Reconciliation of liabilities arising from financing activities) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-cash financing items
Issue of new shares		$ 332,615
Borrowings
Reconciliation of liabilities arising from financing activities
Balance at beginning		412,349	$ 478,373	$ 742,289
Cash changes:
Proceeds from bank borrowings and trust receipts		2,718,704	1,093,080	327,511
Principal and interest (payments)/receipts		(2,339,122)	(1,188,352)	(712,610)
Cash changes		379,582	(95,272)	(385,099)
Non-cash changes:
Interest expense/(income)		20,967	29,248	21,565
Acquisition of subsidiary				99,618
Acquisition of vessels	[1]	129,110
Non-cash changes		150,077	29,248	121,183
Balance at ending		942,008	412,349	478,373
Lease liabilities
Reconciliation of liabilities arising from financing activities
Balance at beginning		157,839	227,483	132,540
Cash changes:
Principal and interest (payments)/receipts		(107,238)	(100,610)	(59,137)
Cash changes		(107,238)	(100,610)	(59,137)
Non-cash changes:
Interest expense/(income)		4,474	7,098	4,956
Additions to lease liabilities		68,177	16,095	16,016
Lease remeasurement		108,036	49,625	42,645
Disposal			(41,852)
Acquisition of subsidiary				90,463
Non-cash changes		180,687	30,966	154,080
Balance at ending		231,288	157,839	227,483
Interest rate swaps
Reconciliation of liabilities arising from financing activities
Balance at beginning	[2]	679		14,140
Cash changes:
Principal and interest (payments)/receipts	[2]	5,592	9,042	(3,250)
Cash changes	[2]	5,592	9,042	(3,250)
Non-cash changes:
Interest expense/(income)	[2]	(5,592)	(9,042)	3,252
Changes in fair value of interest rate swaps	[2]	(110)	679	(14,142)
Non-cash changes	[2]	(5,702)	(8,363)	$ (10,890)
Balance at ending	[2]	$ 569	$ 679

[1]	Acquisition of vessels includes non-cash transaction of US$332.6 million relating to the issuance of the Company’s equity shares to the seller.
[2]	Interest rate swaps are hedged against certain portions of bank borrowings.